Consolidated Statements of Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expense
Project evaluation and corporate development	$ (35,934)	$ (200,104)
Depreciation	(196,539)	(213,291)
Filing and listing	(279,164)	(304,582)
Investor relations	(371,145)	(324,474)
Professional fees	(499,586)	(331,307)
Salaries and benefits	(1,708,009)	(2,036,651)
Office and administration	(1,273,737)	(1,276,009)
Share-based compensation	(1,611,845)	(2,255,847)
Total operating expense	(5,975,959)	(6,942,265)
Other income
Income from investments	787,597	1,061,095
Gain on disposal of property, plant and equipment		51,418
Provision for credit loss		(274,865)
Foreign exchange gain	1,408,140	77,339
Total other income	2,195,737	914,987
Net loss	(3,780,222)	(6,027,278)
Attributable to:
Equity holders of the Company	(3,757,057)	(6,021,706)
Non-controlling interests	(23,165)	(5,572)
Net loss	$ (3,780,222)	$ (6,027,278)
Loss per share attributable to the equity holders of the Company
Loss per share - basic (in Dollars per share)	$ (0.02)	$ (0.04)
Diluted loss per share (in Dollars per share)	$ (0.02)	$ (0.04)
Weighted average number of common shares - basic (in Shares)	171,635,884	167,765,072
Weighted average number of common shares - diluted (in Shares)	171,635,884	167,765,072